Note 17 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2017	2016

Shares issued and outstanding at beginning of period	38,648,461	38,504,311
Weighted average number of shares:
Issued during the period	181,523	91,754
Weighted average number of shares used in computing basic earnings per share	38,829,984	38,596,065
Assumed exercise of stock options acquired under the Treasury Stock Method	477,870	271,771
Number of shares used in computing diluted earnings per share	39,307,854	38,867,836